Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Consolidated Statements of Comprehensive Income
Net income	$ 64,938,020	¥ 422,506,242	¥ 230,045,429	¥ 167,264,455
Other comprehensive income, net of tax:
Change in fair value of available-for-sale investment, net of tax of RMB312,320, nil and nil in 2015, 2016 and 2017, respectively.				936,959
Disposal of available-for-sale investment, net of tax of RMB326,553, nil and nil in 2015, 2016 and 2017, respectively.				(979,665)
Change in cumulative foreign currency translation adjustment	(5,591,162)	(36,377,776)	44,026,895	34,375,809
Other comprehensive income	(5,591,162)	(36,377,776)	44,026,895	34,333,103
Comprehensive income	59,346,858	386,128,466	274,072,324	201,597,558
Less: comprehensive income attributable to non-controlling interest	2,003,812	13,037,401	23,670,962	13,847,117
Comprehensive income attributable to ordinary shareholders	$ 57,343,046	¥ 373,091,065	¥ 250,401,362	¥ 187,750,441